Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 23, 2020
Prospectus Date	rr_ProspectusDate	Nov. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
O'Shaughnessy Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	O'Shaughnessy Small Cap Value Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

O'Shaughnessy Small Cap Value Fund
Class I: OFSIX

Supplement dated June 15, 2020 to
Prospectus dated November 28, 2019

O’Shaughnessy Asset Management, LLC, the Advisor to the O’Shaughnessy Small Cap Value Fund (the “Fund”), has recommended, and the Board of Trustees of Advisors Series Trust has approved, the liquidation and termination of the Fund. This decision was made due to the unfavorable economies of operating a small fund with no realistic prospect for future growth.

The liquidation is expected to occur after the close of business on July 27, 2020. Pending liquidation of the Fund, investors will continue to be able to reinvest dividends received in the Fund.

Effective June 16, 2020, the Fund will no longer accept purchases of new shares. In addition, the Fund’s Advisor will no longer be actively investing the Fund’s assets in accordance with the Fund’s investment objective and policies and the Fund’s assets will be converted into cash and cash equivalents. As a result, as of June 16, 2020, the Fund will no longer be pursuing its stated investment objective. Shareholders of the Fund may redeem their investments as described in the Fund’s Prospectus. Accounts not redeemed by July 27, 2020 will automatically be closed and liquidating distributions, less any required tax withholdings, will be sent to the address of record.

If you hold your shares in an IRA account directly with U.S. Bank N.A. you have 60 days from the date you receive your proceeds to reinvest your proceeds into another IRA account and maintain their tax-deferred status. You must notify the Fund or your financial advisor prior to July 22, 2020 of your intent to reinvest your IRA account to avoid withholding deductions from your proceeds.

Please contact the Fund at 1-877-291-7827 or your financial advisor if you have questions or need assistance.

Supplement Closing [Text Block]	ck0001027596_SupplementClosingTextBlock	Please retain this Supplement with the Prospectus.
O'Shaughnessy Small Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OFSIX